MINERAL PROPERTY and EXPLORATION AND EVALUATION ASSETS (Narrative) (Details) $ in Thousands, R in Millions			1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended	149 Months Ended
	Nov. 06, 2017 USD ($)	Nov. 07, 2011 ZAR (R)	Jun. 15, 2020	Mar. 31, 2020	Sep. 21, 2017	Apr. 30, 2012 USD ($)	May 31, 2022 USD ($)	May 31, 2021 USD ($)	May 31, 2022 USD ($)	May 31, 2021 USD ($)	Aug. 31, 2021 USD ($)	Feb. 28, 2022 USD ($)
Disclosure Of Exploration And Evaluation Assets [Line Items]
Non-controlling interest							$ 18,758		$ 18,758		$ 17,585
Capital commitments							345		345
Write-off costs associated with prospecting right closures							0	$ 0	223	$ 0
Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest					45.65%
Purchase agreement amount	$ 17,200
Decrease in proportion of ownership, interest sold	8.60%
Payments for exploration and evaluation expenses									80,800			$ 80,800
Write-off costs associated with prospecting right closures									$ 223
JOGMEC [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest			12.195%
Proportion of ownership and voting rights held by non-controlling interests					28.35%
Purchase agreement amount	$ 12,800
Decrease in proportion of ownership, interest sold	6.40%
Acquisition of interest, work requirement						$ 3,200
Acquisition of interest, work requirement, interest						37.00%
Mnombo Wethu Consultants (Pty) Limited [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest		49.90%	49.90%						49.90%		49.90%
Purchase agreement amount | R		R 1.2
Non-controlling interest							7,700		$ 7,700		$ 7,400
Subsequent expenditures on non-JV property receivable							$ 7,100		$ 7,100
Mnombo Wethu Consultants (Pty) Limited [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest			26.00%
Proportion of ownership and voting rights held by non-controlling interests		26.00%			26.00%	26.00%
Expense arising from exploration and evaluation of mineral resources						$ 1,120
Implats [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership, purchase agreement amount	15.00%		15.00%
Purchase agreement amount	$ 30,000
Implats [Member] | Purchase and Development Option [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership, purchase agreement amount	50.01%
Waterberg JV Co. [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership interest			37.05%			37.00%			37.05%		37.05%
Proportion of ownership and voting rights held by non-controlling interests			12.97%			26.00%
Effective proportion of ownership interest in subsidiary			50.02%
Hanwa Co., Ltd ("Hanwa") [Member] | Waterberg Project [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Proportion of ownership and voting rights held by non-controlling interests			9.755%	9.755%